Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2016 and December 31, 2015:

	2016	2015

Brewery machinery and equipment	$731,883	$731,883
Keg asset	311,596	311,596
Office equipment	525	-
Software	4,320	4,320
Vehicles	63,097	59,399

	1,111,421	1,107,198

Accumulated depreciation	(652,527)	(638,159)

Property and equipment, net	$458,894	$469,039

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2015 and 2014:

	2015	2014

Brewery machinery and equipment	$731,883	$730,683
Keg asset	311,596	-
Capitalized keg lease	-	480,060
Software	4,320	-
Vehicles	59,399	12,000

	1,107,198	1,222,743

Accumulated depreciation	(638,159)	(1,045,153)

Property and equipment, net	$468,039	$177,590